Stock option plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Valuation assumptions
Share-based compensation expense	$ 5,142,187	$ 1,815,722	$ 2,288,000	$ 2,817,000
Stock options
Number of options
Outstanding at the beginning of the period (in shares)	42,394	46,794	46,794	39,557
Granted (in shares)	2,007,713		5,715	8,123
Exercised (in shares)				(11)
Forfeited (in shares)	(62,247)		(10,115)	(875)
Outstanding at the end of the period (in shares)	1,987,860		42,394	46,794
Exercisable at the end of the period (in shares)	61,834		33,414
Exercisable and expected to vest at the end of the period (in shares)			42,184
Exercise price
Granted (in dollars per share)			$ 218.40	$ 490.80
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 469.48	$ 532.80	$ 532.80	$ 547.20
Granted (in dollars per share)	$ 10.85		$ 218.40	$ 490.80
Exercised (in dollars per share)				$ 459.60
Forfeited (in dollars per share)	$ 17.10		$ 604.80	$ 757.20
Outstanding at the end of the period (in dollars per share)	$ 20.44		$ 469.48	$ 532.80
Exercisable at the end of the period (in dollars per share)	$ 290.39		$ 482.40
Exercisable and expected to vest at the end of the period (in dollars per share)			$ 476.40
Weighted-average remaining contractual term
Outstanding at the end of the period	9 years 6 months 4 days		5 years 7 days	5 years 8 months 26 days
Exercisable at the end of the period	6 years 22 days		4 years 1 month 20 days
Exercisable and expected to vest at the end of the period			4 years 11 months 19 days
Valuation assumptions
Risk-free interest rate (as a percent)			1.135%	2.40%
Expected volatility (as a percent)			87.00%	87.00%
Expected dividend yield (as a percent)	0.00%		0.00%	0.00%
Weighted average grant date fair value (in dollars per share)	$ 7.86		$ 160.65	$ 364.80
Stock options | Minimum
Stock option plan
Vesting period			3 years
Exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 218.40	$ 226.80	$ 226.80	$ 226.80
Granted (in dollars per share)	$ 10.59
Exercised (in dollars per share)				$ 451.20
Forfeited (in dollars per share)	$ 10.85		$ 218.40	$ 226.80
Outstanding at the end of the period (in dollars per share)	$ 10.59		$ 218.40	$ 226.80
Exercisable at the end of the period (in dollars per share)	$ 10.59		$ 218.40
Exercisable and expected to vest at the end of the period (in dollars per share)			$ 218.40
Valuation assumptions
Risk-free interest rate (as a percent)	0.85%
Expected volatility (as a percent)	87.00%
Expected term	5 years		6 years	6 years
Stock options | Maximum
Stock option plan
Vesting period			4 years
Exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 1,149.60	$ 1,149.60	$ 1,149.60	$ 1,149.60
Granted (in dollars per share)	$ 10.85
Exercised (in dollars per share)				$ 508.80
Forfeited (in dollars per share)	$ 1,149.60		$ 1,149.60	$ 1,149.60
Outstanding at the end of the period (in dollars per share)	$ 1,149.60		$ 1,149.60	$ 1,149.60
Exercisable at the end of the period (in dollars per share)	$ 1,149.60		$ 1,149.60
Exercisable and expected to vest at the end of the period (in dollars per share)			$ 1,149.60
Valuation assumptions
Risk-free interest rate (as a percent)	1.69%
Expected volatility (as a percent)	88.00%
Expected term	6 years		6 years 3 months	6 years 3 months
2009 Stock Incentive Plan | Stock options | Minimum
Stock option plan
Stock options granted, exercise price as percentage of the fair market value of common stock at grant date			100.00%
Stock options granted to stockholder with specified ownership percentage, exercise price as percentage of the fair market value of common stock at grant date			110.00%
Stockholder's specified ownership percentage			10.00%
2009 Stock Incentive Plan | Stock options | Maximum
Stock option plan
Expiration period			10 years
2009 Stock Incentive Plan | Common stock
Stock option plan
Number of shares available for issuance			14,271